Accounts receivable, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable
Accounts receivable					¥ 16,413,128,000	¥ 16,178,000,000
Allowance for doubtful accounts	¥ (36,993,000)	¥ (38,633,000)	¥ (27,108,000)		(53,981,000)	(36,993,000)
Accounts receivable, net				$ 2,514,355	16,359,147,000	16,141,007,000
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(36,993,000)	(38,633,000)	(27,108,000)
Additions	(16,988,000)		(11,525,000)
Reverse		1,640,000
Balance at end of the year	(53,981,000)	(36,993,000)	(38,633,000)
Product sales and online marketplace receivables
Accounts receivable
Accounts receivable					14,819,862,000	15,636,019,000
Advertising receivables
Accounts receivable
Accounts receivable					572,495,000	179,498,000
Logistic services
Accounts receivable
Accounts receivable					¥ 1,020,771,000	¥ 362,483,000
Consumer financing receivable
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0	¥ 0